RELATED PARTY (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Officer [Member]
Related Party Transaction [Line Items]
Travel and office expense accruals	$ 3,761	$ 1,229	$ 3,356
Two Beneficial Owners [Member]
Related Party Transaction [Line Items]
Accrued salaries	42,088	42,088	48,650
Related Party [Member]
Related Party Transaction [Line Items]
Legal accrual	$ 8,700	$ 5,500	$ 3,600